Significant Accounting Policies - Schedule of Property and Equipment, Net (Details)	12 Months Ended
Dec. 31, 2020
Machinery and equipment | Minimum
Property, Plant and Equipment [Line Items]
Useful life	4 years
Machinery and equipment | Maximum
Property, Plant and Equipment [Line Items]
Useful life	10 years
Internal-use software | Minimum
Property, Plant and Equipment [Line Items]
Useful life	1 year
Internal-use software | Maximum
Property, Plant and Equipment [Line Items]
Useful life	3 years
Computers and software
Property, Plant and Equipment [Line Items]
Useful life	3 years
Furniture and fixtures
Property, Plant and Equipment [Line Items]
Useful life	5 years